Future Minimum Lease Payments under Capital Leases with Present Value of Net Minimum Lease Payments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Schedule of Capital Lease Obligations [Line Items]
2013	¥ 20,652
2014	20,098
2015	2,035
2016	1,469
2017	1,346
Later years	5,647
Total minimum lease payments	51,247
Less - Amount representing interest	1,493
Present value of net minimum lease payments	49,754
Less - Current obligations	20,494
Long-term capital lease obligations	¥ 29,260